CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (8,610,921)	$ (3,860,840)	[1]	$ (12,423,734)	$ (2,302,257)	[1]	$ (10,192,869)	$ (28,500,965)
Other comprehensive loss, net of nil tax
Other comprehensive income (loss), net of nil tax Foreign currency translation adjustments	(117,927)	(815,853)	[1]	(142,825)	702,989	[1]	770,261	(928,776)
Comprehensive loss	(8,728,848)	(4,676,693)		(12,566,559)	(1,599,268)		(9,422,608)	(29,429,741)
Comprehensive loss attributable to non-controlling interest	270,628	259,001	[1]	371,220	664,591	[1]	401,359	2,051,010
Comprehensive loss attributable to Seven Stars Cloud shareholders	$ (8,458,220)	$ (4,417,692)	[1]	$ (12,195,339)	$ (934,677)	[1]	$ (9,021,249)	$ (27,378,731)

[1]	The above consolidated balance sheets present the Shanghai Guang Ming Investment Management Limited ("Guang Ming") acquired from Tianjin Sun Seven Stars Culture Development Co. Ltd. ("Tianjin") and Beijing Nanbei Huijin Investment Co. Ltd on April 4 2018 as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 4 "Acquisition")